UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:

JNL Series Trust
1 Corporate Way
Lansing, MI 48951

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  []

Series Name	Fund Series ID	Class ID for Class A	Class ID for Class I

JNL/American Funds Balanced Fund (formerly, JNL/Capital Guardian Global Balanced Fund)	S000001787	C000004694	C000067992

JNL/American Funds® Blue Chip Income and Growth Fund	S000028038	C000085345	C000085346

JNL/American Funds Global Bond Fund	S000028039	C000085347	C000085348

JNL/American Funds Global Small Capitalization Fund	S000028040	C000085349	C000085350

JNL/American Funds Growth-Income Fund	S000028041	C000085351	C000085352

JNL/American Funds International Fund	S000028042	C000085354	C000085353

JNL/American Funds New World Fund	S000028043	C000085355	C000085356

JNL Multi-Manager Alternative Fund	S000048717	C000153487	C000192217

JNL Institutional Alt 25 Fund (formerly, JNL Institutional Alt 20 Fund)	S000025069	C000074572	C000192209

JNL Multi-Manager Mid Cap Fund	S000054971	C000172890	C000192221

JNL Multi-Manager Small Cap Growth Fund (formerly, JNL/Eagle SmallCap Equity Fund)	S000001776	C000004683	C000067991

JNL Multi-Manager Small Cap Value Fund (formerly, JNL/Franklin Templeton Small Cap Value Fund)	S000001798	C000004705	C000067994

JNL Institutional Alt 35 Fund	S000025070	C000074573	N/A

JNL Institutional Alt 50 Fund	S000025071	C000074574	C000192210

JNL Alt 65 Fund	S000025072	C000074575	N/A

JNL/American Funds Moderate Growth Allocation Fund (formerly, JNL/American Funds Balanced Allocation Fund)	S000036378	C000111243	C000192212

JNL/American Funds Growth Allocation Fund	S000036379	C000111244	C000192213

JNL/AB Dynamic Asset Allocation Fund (formerly, JNL/AllianceBernstein Dynamic Asset Allocation Fund)	S000044434	C000138276	C000138277

JNL/AQR Large Cap Relaxed Constraint Equity Fund (formerly, JNL/Goldman Sachs U.S. Equity Flex Fund)	S000014512	C000039490	C000068000

JNL/AQR Managed Futures Strategy Fund	S000033504	C000102951	C000102952

JNL/BlackRock Global Allocation Fund	S000029611	C000090917	C000090918

JNL/BlackRock Global Natural Resources Fund (formerly, JNL/BlackRock Natural Resources Fund)	S000014502	C000039480	C000067999

JNL/BlackRock Large Cap Select Growth Fund	S000001746	C000004653	C000067984

JNL/Boston Partners Global Long Short Equity Fund	S000046368	C000144891	C000144892

JNL/Brookfield Global Infrastructure and MLP Fund	S000034689	C000106863	C000106864

JNL/Causeway International Value Select Fund (formerly, JNL/JPMorgan International Value Fund)	S000001724	C000004631	C000067965

JNL/ClearBridge Large Cap Growth Fund	S000058487	C000192056	C000192057

JNL/Crescent High Income Fund	S000052994	C000166581	C000192218

JNL/DFA Growth Allocation Fund	S000056620	C000179077	C000192223

JNL/DFA Moderate Growth Allocation Fund (formerly, JNL/DFA Moderate Allocation Fund)	S000056621	C000179078	C000192224

JNL/DFA U.S. Core Equity Fund	S000001765	C000004672	C000067990

JNL/DoubleLine® Emerging Markets Fixed Income Fund	S000052995	C000166582	C000192219

JNL/DoubleLine® Shiller Enhanced CAPE Fund	S000050455	C000159263	C000159264

JNL/FPA + DoubleLine Flexible Allocation Fund	S000026435	C000079326	C000079327

JNL/Franklin Templeton Founding Strategy Fund	S000014513	C000039491	C000192202

JNL/Franklin Templeton Global Fund (formerly, JNL/Franklin Templeton Global Growth Fund)	S000014514	C000039492	C000068002

JNL/Franklin Templeton Global Multisector Bond Fund	S000034688	C000106861	C000106862

JNL/Franklin Templeton Income Fund	S000010705	C000029596	C000067995

JNL/Franklin Templeton International Small Cap Growth Fund	S000019479	C000054122	C000068007

JNL/Franklin Templeton Mutual Shares Fund	S000014515	C000039493	C000068003

JNL/Harris Oakmark Global Equity Fund	S000048718	C000153488	C000153489

JNL/GQG Emerging Markets Equity Fund	S000058488	C000192058	C000192059

JNL/Goldman Sachs Core Plus Bond Fund	S000001741	C000004648	C000067979

JNL/Goldman Sachs Emerging Markets Debt Fund	S000023246	C000067950	C000067951

JNL/Invesco China-India Fund	S000019487	C000054130	C000068011

JNL/Invesco Diversified Dividend Fund	S000058489	C000192060	C000192061

JNL/Invesco Global Real Estate Fund	S000001732	C000004639	C000067973

JNL/Invesco International Growth Fund	S000001723	C000004630	C000067964

JNL/Invesco Mid Cap Value Fund	S000001725	C000004632	C000067966

JNL/Invesco Small Cap Growth Fund	S000001743	C000004650	C000067981

JNL/JPMorgan MidCap Growth Fund	S000001797	C000004704	C000067993

JNL/JPMorgan U.S. Government & Quality Bond Fund	S000001742	C000004649	C000067980

JNL/Lazard Emerging Markets Fund	S000010709	C000029600	C000067997

JNL/MFS Mid Cap Value Fund	S000001722	C000004629	C000067963

JNL/Mellon Capital Bond Index Fund	S000001731	C000004638	C000067972

JNL/Mellon Capital 10 x 10 Fund	S000017157	C000047544	C000192207

JNL/Mellon Capital Index 5 Fund	S000017156	C000047543	C000192206

JNL/Mellon Capital Emerging Markets Index Fund	S000033505	C000102953	C000102954

JNL/Mellon Capital European 30 Fund	S000023250	C000067958	C000067959

JNL/Mellon Capital Pacific Rim 30 Fund	S000023249	C000067956	C000067957

JNL/Mellon Capital MSCI KLD 400 Social Index Fund	S000056619	C000179076	C000192222

JNL/Mellon Capital S&P 1500 Growth Index Fund	S000058500	C000192082	C000192083

JNL/Mellon Capital S&P 1500 Value Index Fund	S000058481	C000192044	C000192045

JNL/Mellon Capital S&P 500 Index Fund	S000001727	C000004634	C000067968

JNL/Mellon Capital S&P 400 Midcap Index Fund	S000001728	C000004635	C000067969

JNL/Mellon Capital Small Cap Index Fund	S000001729	C000004636	C000067970

JNL/Mellon Capital International Index Fund	S000001730	C000004637	C000067971

JNL/Mellon Capital Consumer Staples Sector Fund	S000058483	C000192048	C000192049

JNL/Mellon Capital Industrials Sector Fund	S000058485	C000192052	C000192053

JNL/Mellon Capital Materials Sector Fund	S000058484	C000192050	C000192051

JNL/Mellon Capital Real Estate Sector Fund	S000058486	C000192054	C000192055

JNL S&P 500 Index Fund	S000058482	INACTIVE	C000192047

JNL/Mellon Capital Utilities Sector Fund	S000040007	C000124095	C000124096

JNL/MMRS Growth Fund	S000044436	C000138279	C000192214

JNL/MMRS Moderate Fund	S000044437	C000138280	C000192215

JNL/MMRS Conservative Fund	S000044438	C000138281	C000192216

JN./Morgan Stanley Mid Cap Growth Fund	S000036381	C000111247	C000111248

JNL/Neuberger Berman Strategic Income Fund	S000036382	C000111249	C000111250

JNL/Oppenheimer Emerging Markets Innovator Fund	S000048719	C000153490	C000153491

JNL/Oppenheimer Global Growth Fund	S000001734	C000004641	C000067975

JNL/PIMCO Income Fund	S000058490	C000192062	C000192063

JNL/PIMCO Real Return Fund	S000010711	C000029602	C000067998

JNL/DoubleLine® Core Fixed Income Fund (formerly, JNL/PIMCO Total Return Bond Fund)	S000001736	C000004643	C000067976

JNL/PPM America Floating Rate Income Fund	S000030878	C000095821	C000192211

JNL/PPM America High Yield Bond Fund	S000001740	C000004647	C000067978

JNL/PPM America Mid Cap Value Fund	S000020933	C000059129	C000068016

JNL/PPM America Small Cap Value Fund	S000020931	C000059127	C000068015

JNL/PPM America Total Return Fund	S000052996	C000166583	C000192220

JNL/PPM America Value Equity Fund	S000014516	C000039494	C000068004

JNL/Red Rocks Listed Private Equity Fund	S000023251	C000067960	C000067961

JNL/Scout Unconstrained Bond Fund	S000044440	C000138284	C000138285

JNL/T. Rowe Price Established Growth Fund	S000001749	C000004656	C000067987

JNL/T. Rowe Price Mid-Cap Growth Fund	S000001750	C000004657	C000067988

JNL/T. Rowe Price Short-Term Bond Fund	S000010707	C000029598	C000067996

JNL/T. Rowe Price Value Fund	S000001751	C000004658	C000067989

JNL/Vanguard Capital Growth Fund	S000058480	C000192042	C000192043

JNL/Vanguard Equity Income Fund	S000058491	C000192064	C000192065

JNL/Vanguard International Fund	S000058494	C000192070	C000192071

JNL/Vanguard Small Company Growth Fund	S000058495	C000192072	C000192073

JNL/Vanguard U.S. Stock Market Index Fund	S000058496	C000192075	C000192074

JNL/Vanguard International Stock Market Index Fund	S000058497	C000192076	C000192077

JNL/Vanguard Global Bond Market Index Fund	S000058492	C000192066	C000192067

JNL/Vanguard Moderate Allocation Fund	S000058493	C000192068	C000192069

JNL/Vanguard Moderate Growth Allocation Fund	S000058498	C000192078	C000192079

JNL/Vanguard Growth Allocation Fund	S000058499	C000192080	C000192081

JNL/Westchester Capital Event Driven Fund	S000048720	C000153492	C000153493

JNL/WMC Balanced Fund	S000001744	C000004651	C000067982

JNL/WMC Government Money Market Fund (formerly, JNL/WMC Money Market Fund)	S000001747	C000004654	C000067985

JNL/WMC Value Fund	S000001748	C000004655	C000067986

JNL/S&P Competitive Advantage Fund	S000019493	C000054136	C000068014

JNL/S&P Dividend Income & Growth Fund	S000019483	C000054126	C000068009

JNL/S&P Intrinsic Value Fund	S000019481	C000054124	C000068008

JNL/S&P Total Yield Fund	S000019491	C000054134	C000068013

JNL/S&P International 5 Fund	S000046369	C000144893	C000144894

JNL/S&P Mid 3 Fund	S000044439	C000138282	C000138283

JNL/S&P 4 Fund	S000019485	C000054128	C000192208

JNL/S&P Managed Aggressive Growth Fund	S000001757	C000004664	C000192201

JNL/S&P Managed Conservative Fund	S000001752	C000004659	C000192197

JNL/S&P Managed Growth Fund	S000001756	C000004663	C000192200

JNL/S&P Managed Moderate Fund	S000001753	C000004660	C000192198

JNL/S&P Managed Moderate Growth Fund	S000001755	C000004662	C000192199

JNL Moderate Growth Allocation Fund (formerly, JNL Disciplined Moderate Fund)	S000014517	C000039495	C000192203

JNL Growth Allocation Fund (formerly, JNL Disciplined Moderate Growth Fund)	S000014518	C000039496	C000192204

JNL Aggressive Growth Allocation Fund (formerly, JNL Disciplined Growth Fund)(formerly JNL/Disciplined Growth Fund)	S000014519	C000039497	C000192205

3. Investment Company Act File Number:

811-08894

Securities Act File Number:

033-87244

4(a). Last day of fiscal year for which this Form is filed:

December 31, 2017

4(b).	[]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year.). (See Instruction A.2)

4(c).	[]	Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $6,928,895,963

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $6,218,135,018

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $2,499,837,876

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]: $8,717,972,894

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 0

(vi)	Redemption credits available for use in future years	-- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]: $1,789,076,931

(vii)	Multiplier for determining registration fee (See Instruction C.9): x 0.0001245

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter "0" if no fee is due): = $ 0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
[] Wire Transfer
[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*

/s/Daniel W. Koors
Daniel W. Koors
Treasurer and Chief Financial Officer
Date:	March 23, 2018

*Please print the name and title of the signing officer below the signature.